                            THE BRADFORD FUNDS, INC.


                             THE BRADFORD MONEY FUND

                                600 Fifth Avenue
                               New York, NY 10020
                                 (888) 226-5504

January 31, 1999

Dear Shareholder:

     This annual report covers the period from January 1, 1998 to December 31, 1998.

     The Fund began the current year with assets of $1,563.3 million and ended the year with $2,037.5 million. In addition, the number of shareholders increased from 130,595 to 143,383.

     Reflective of the overall trend in short-term interest rates, the Fund's yield went from 4.94% on December 31, 1997, to 4.51% on December 31, 1998. We remain committed to high quality, short-term instruments for your safety.

     As always, we appreciate your confidence and support and welcome any comments.


Sincerely,


\s\Allan L. Erb


Allan L. Erb
President

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Net Assets
                                                           December 31, 1998

                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 AGENCY OBLIGATIONS....................................     61.36%
 Federal Farm Credit Bank
   5.50%                                                                       02/01/99      $19,600      $    19,597,635

 Federal Home Loan Bank
   4.87%                                                                       02/18/99       17,000           16,889,409
   4.97%                                                                       02/24/99       11,000           10,917,995
   5.57%                                                                       03/09/99       10,000           10,000,267
   5.61%                                                                       04/22/99       10,000            9,998,574
   5.53%                                                                       07/15/99       10,000            9,996,615
 Federal Home Loan Mortgage Corporation
   5.02%                                                                       01/12/99       25,000           24,961,653
   4.83%                                                                       02/01/99       15,000           14,937,612
   4.96%                                                                       02/02/99       10,000            9,955,911
   5.17%                                                                       02/02/99        8,000            7,963,236
   4.87%                                                                       02/03/99       12,000           11,946,430
   4.96%                                                                       02/05/99        5,500            5,473,478
   4.92%                                                                       02/08/99       15,000           14,922,100
   4.93%                                                                       02/09/99       19,000           18,898,524
   5.04%                                                                       02/10/99       25,000           24,860,000
   5.07%                                                                       02/11/99       15,000           14,913,388
   4.94%                                                                       02/17/99       33,000           32,787,168
   5.17%                                                                       02/19/99       13,000           12,908,520
   4.91%                                                                       02/22/99       10,000            9,929,078
   5.04%                                                                       02/22/99       10,000            9,927,200
   4.88%                                                                       02/25/99       10,000            9,925,444
   5.08%                                                                       02/25/99       19,000           18,852,539
   4.92%                                                                       02/26/99        9,000            8,931,120
   5.07%                                                                       02/26/99       12,000           11,905,323
   4.91%                                                                       03/02/99       10,000            9,918,167
   4.89%                                                                       03/05/99       10,000            9,914,425
   4.87%                                                                       03/08/99       20,000           19,821,433
   4.84%                                                                       03/08/99        9,964            9,875,586
   4.82%                                                                       03/12/99        4,000            3,962,511
   4.85%                                                                       03/12/99        9,000            8,915,125
   5.00%                                                                       03/12/99       18,000           17,825,000
   4.57%                                                                       03/15/99       10,000            9,907,331
   4.83%                                                                       03/15/99       11,000           10,892,264
   4.97%                                                                       03/15/99       10,223           10,129,871
   4.99%                                                                       03/17/99       10,000            9,896,042
   5.10%                                                                       03/18/99        5,000            4,946,167
   4.84%                                                                       03/18/99        9,000            8,908,040
   4.99%                                                                       03/19/99       22,000           21,765,193

                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998


                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 AGENCY OBLIGATIONS (CONTINUED)
 Federal Home Loan Mortgage Corporation - (Continued)
   5.10%                                                                       03/19/99      $10,000      $     9,890,917
   5.10%                                                                       03/24/99       20,000           19,767,667
   5.01%                                                                       03/25/99       10,000            9,884,492
   4.92%                                                                       03/26/99        7,000            6,919,640
   4.83%                                                                       03/26/99       19,000           18,785,870
   4.80%                                                                       04/06/99       20,000           19,746,403
   4.87%                                                                       04/09/99       30,000           29,602,185
   4.88%                                                                       04/09/99        8,000            7,893,724
   4.90%                                                                       04/09/99       20,000           19,733,222
   4.91%                                                                       04/09/99       15,000           14,799,508
   4.89%                                                                       04/13/99       10,000            9,861,450
   4.85%                                                                       04/13/99       10,000            9,862,583
   4.81%                                                                       05/18/99       10,000            9,816,953
 Federal National Mortgage Association
   4.80%                                                                       02/02/99       20,000           19,914,667
   5.05%                                                                       02/05/99       17,000           16,916,535
   5.23%                                                                       02/05/99        6,185            6,153,551
   5.22%                                                                       02/05/99       25,000           24,873,125
   5.09%                                                                       02/08/99       10,000            9,997,312
   5.33%                                                                       02/08/99       12,332           12,262,619
   5.04%                                                                       02/09/99       15,000           14,918,100
   5.32%                                                                       02/11/99       21,500           21,369,587
   5.50%                                                                       02/12/99       25,000           25,000,550
   5.16%                                                                       02/16/99        9,500            9,437,327
   5.08%                                                                       02/18/99       29,000           28,803,573
   5.36%                                                                       02/19/99       20,000           20,003,646
   4.96%                                                                       03/01/99       12,000           11,902,453
   5.00%                                                                       03/01/99       10,000            9,918,055
   5.02%                                                                       03/01/99       13,000           12,893,025
   4.88%                                                                       03/02/99       15,000           14,878,000
   4.99%                                                                       03/03/99       14,000           13,881,626
   5.19%                                                                       03/04/99       24,000           23,785,480
   4.88%                                                                       03/09/99       10,000            9,909,178
   4.98%                                                                       03/10/99       18,000           17,830,680
   4.94%                                                                       03/15/99       10,661           10,554,206
   5.53%                                                                       03/16/99       10,000           10,007,731
   4.96%                                                                       03/17/99       23,000           22,762,333
   4.60%                                                                       03/18/99       14,000           13,864,044
   5.84%                                                                       03/29/99       10,000           10,010,121

                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998


                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 AGENCY OBLIGATIONS (CONTINUED)
 Federal National Mortgage Association - (Continued)
   4.87%                                                                       04/01/99      $18,000      $    17,780,850
   4.93%                                                                       04/01/99       10,000            9,876,750
   4.90%                                                                       04/02/99       11,510           11,367,436
   4.92%                                                                       04/02/99        6,420            6,340,157
   4.90%                                                                       04/05/99       11,000           10,859,261
   5.27%                                                                       04/08/99       10,000            9,858,003
   5.27%                                                                       04/09/99       10,000            9,856,539
   4.86%                                                                       04/15/99       18,000           17,747,176
   4.87%                                                                       04/15/99       11,000           10,845,242
   4.84%                                                                       04/29/99       14,000           13,777,898
   4.77%                                                                       05/03/99       10,000            9,838,350
   4.81%                                                                       05/06/99       13,000           12,782,476
   5.57%                                                                       05/07/99       12,855           12,849,857
   5.56%                                                                       05/14/99       20,000           19,990,526
                                                                                                          ---------------
      TOTAL AGENCY OBLIGATIONS                                                                              1,250,259,033
                                                                                                          ---------------
 COMMERCIAL PAPER......................................     36.34%
 Agriculture...........................................      0.84%
   Archer Daniels Midland Co. (A-1+, P-1)
      4.92%                                                                    02/24/99       10,000            9,926,200
   Cargill, Inc. (A-1+, P-1)
      4.95%                                                                    04/20/99        7,300            7,190,591
                                                                                                          ---------------
                                                                                                               17,116,791
                                                                                                          ---------------
 Automobiles...........................................      0.29%
   Daimler-Benz North America (A-1, P-1)
      5.15%                                                                    03/05/99        6,000            5,945,925
                                                                                                          ---------------
 Beverages.............................................      2.35%
   Coca-Cola Co. (A-1+, P-1)
      4.89%                                                                    01/26/99       20,000           19,932,084
   Pepsico Inc. (A-1, P-1)
      5.25%                                                                    01/22/99       12,000           11,963,250
      5.27%                                                                    01/26/99        8,000            7,970,722
      5.27%                                                                    01/27/99        8,000            7,969,551
                                                                                                          ---------------
                                                                                                               47,835,607
                                                                                                          ---------------



                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998


                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 COMMERCIAL PAPER (CONTINUED)
 Broker/Dealer.....................................         1.34%
   Merrill Lynch & Co., Inc. (A-1+, P-1)
      5.47%                                                                    01/15/99      $ 4,000      $     3,991,491
      5.51%                                                                    01/29/99       15,500           15,433,574
      5.50%                                                                    02/26/99        8,000            7,931,556
                                                                                                          ---------------
                                                                                                               27,356,621
                                                                                                          ---------------
 Chemicals.........................................         3.53%
   Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
      5.11%                                                                    01/11/99       11,000           10,984,386
      5.10%                                                                    01/13/99       15,000           14,974,500
      5.11%                                                                    01/14/99       11,000           10,979,702
      5.25%                                                                    01/25/99       10,000            9,965,000
      4.96%                                                                    01/28/99       10,000            9,962,800
      4.80%                                                                    04/14/99       15,272           15,062,265
                                                                                                          ---------------
                                                                                                               71,928,653
                                                                                                          ---------------
 Consumer ProductS.................................          4.57%
   Proctor & Gamble Co. (A-1+, P-1)
      5.18%                                                                    01/04/99       20,000           19,991,367
      5.02%                                                                    01/11/99        4,250            4,244,074
      5.18%                                                                    01/12/99       10,000            9,984,172
      5.20%                                                                    01/13/99       20,000           19,965,333
      5.30%                                                                    01/19/99       15,000           14,960,250
      5.30%                                                                    01/26/99        9,000            8,966,875
      5.25%                                                                    01/27/99       15,000           14,943,125
                                                                                                          ---------------
                                                                                                               93,055,196
                                                                                                          ---------------
 Entertainment.....................................          1.51%
   Walt Disney Company Inc. (A-1, P-1)
      5.03%                                                                    02/05/99        4,000            3,980,439
      5.25%                                                                    02/12/99       17,000           16,895,875
      5.00%                                                                    02/25/99       10,000            9,923,611
                                                                                                          ---------------
                                                                                                               30,799,925
                                                                                                          ---------------
 Finance...........................................          9.58%
   Ford Motor Credit Company (A-1, P-1)
      5.95%                                                                    01/05/99       10,000            9,993,389
      5.51%                                                                    01/20/99       15,000           14,956,379
      5.45%                                                                    01/21/99        5,000            4,984,861
      5.40%                                                                    01/25/99       10,000            9,964,000

                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998


                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 COMMERCIAL PAPER (CONTINUED)
 Finance - (Continued)
   Ford Motor Credit Company - (Continued)
      5.08%                                                                    01/28/99      $13,000      $    12,950,470
      5.04%                                                                    03/23/99       10,000            9,886,600
      4.81%                                                                    04/07/99       15,500           15,301,186
   General Electric Capital Corporation (A-1+, P-1)
      5.10%                                                                    01/14/99        5,000            4,990,792
      5.48%                                                                    02/10/99        3,500            3,478,689
      4.92%                                                                    03/18/99        8,100            8,015,868
      4.91%                                                                    04/26/99       10,000            9,843,153
      5.06%                                                                    04/27/99       17,000           16,722,824
      5.06%                                                                    04/28/99       17,000           16,720,435
      4.92%                                                                    05/10/99       14,000           13,753,180
      4.92%                                                                    05/11/99       14,000           13,751,267
   USAA Capital Corp. (A-1+, P-1)
      5.45%                                                                    01/27/99       10,000            9,960,639
      5.27%                                                                    01/29/99       20,000           19,918,022
                                                                                                          ---------------
                                                                                                              195,191,754
                                                                                                          ---------------
 Food..............................................         1.56%
   Campbell Soup Co. (A-1+, P-1)
      5.43%                                                                    02/03/99       23,000           22,885,517
   Hershey Foods Corp. (A-1+, P-1)
      5.35%                                                                    01/25/99        9,000            8,967,900
                                                                                                          ---------------
                                                                                                               31,853,417
                                                                                                          ---------------
 Health-Care.......................................         4.84%
   Johnson & Johnson (A-1+, P-1)
      5.00%                                                                    02/16/99       20,000           19,872,222
      4.93%                                                                    02/22/99       18,000           17,871,820
      4.93%                                                                    02/23/99       20,000           19,854,839
      4.95%                                                                    03/03/99        5,000            4,958,063
      4.90%                                                                    03/03/99        8,940            8,865,773
      5.05%                                                                    03/03/99        5,000            4,957,215
      4.98%                                                                    04/05/99       10,612           10,474,009
      4.83%                                                                    06/28/99       12,000           11,713,420
                                                                                                          ---------------
                                                                                                               98,567,361
                                                                                                          ---------------
 Publishing........................................         0.54%
   McGraw-Hill, Inc. (A-1, P-1)
      5.34%                                                                    02/04/99       10,950           10,894,775

                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998


                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 Technology........................................         4.90%
   Lucent Technologies (A-1, P-1)
      5.20%                                                                    01/05/99        9,500            9,494,511
      5.20%                                                                    01/07/99       17,000           16,985,267
      4.90%                                                                    01/08/99       19,000           18,981,897
      5.25%                                                                    01/14/99       20,000           19,962,083
      4.90%                                                                    01/15/99       12,500           12,476,180
      5.25%                                                                    01/20/99       11,000           10,969,521
      5.25%                                                                    01/21/99       11,000           10,967,917
                                                                                                          ---------------
                                                                                                               99,837,376
                                                                                                          ---------------
 Telecommunications................................         0.49%
   Bellsouth Telecommunications (A-1+, P-1)
      5.27%                                                                    01/06/99       10,000            9,992,681
                                                                                                          ---------------
           TOTAL COMMERCIAL PAPER                                                                             740,376,082
                                                                                                          ---------------
 VARIABLE RATE DEMAND NOTES........................         1.10%
   Bear Stearns Companies, Inc. (A-1, P-1)
      4.64%                                                                    03/09/99       10,170           10,165,706
   Morgan Stanley Dean Witter & Co. (A+, A-1)
      4.30%                                                                    03/09/99        5,000            4,996,640
      4.41%                                                                    03/22/99        7,250            7,244,983
                                                                                                          ---------------
           TOTAL VARIABLE RATE DEMAND NOTES                                                                     22,407,329
                                                                                                          ---------------
VARIABLE RATE AGENCY OBLIGATIONS..................           0.11%
   Student Loan Marketing Association
      4.85%                                                                    01/05/99        2,225            2,224,138
                                                                                                          ---------------
         TOTAL VARIABLE RATE OBLIGATIONS                                                                        2,224,138
                                                                                                          ---------------







                 See accompanying notes to financial statements

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                           December 31, 1998

                                                          Percentage                           Par
                                                         of Portfolio         Maturity        (000)            Value
                                                         ------------         --------      ---------     ---------------
 U.S. GOVERNMENT OBLIGATIONS.......................          0.98%
   U.S. Treasury Notes
      5.00%                                                                    01/31/99      $10,000       $    9,997,187
      5.87%                                                                    03/31/99       10,000           10,008,514
                                                                                                          ---------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                   20,005,701
                                                                                                          ---------------
 TOTAL INVESTMENTS.................................         99.89%                                          2,035,272,283
   (Amortized Cost $2,035,272,283)*
 Cash and Other Assets, Net of Liabilities.........          0.11%                                              2,236,428
                                                           ------                                         ---------------
 Net Assets........................................        100.00%                                         $2,037,508,711
                                                           ======                                         ===============
 Net Asset Value, Offering and Redemption Price
   Per Share ($2,037,508,711 / 2,037,523,743)......                                                                 $1.00
                                                                                                          ===============

__________________
*     Also cost for Federal Income Tax purposes.

























                 See accompanying notes to financial statements

                                                      THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Operations
                                                 For the Year Ended December 31, 1998

INVESTMENT INCOME
   Interest..............................................................................................  $101,968,793
                                                                                                           ------------
EXPENSES
   Advisory fees.........................................................................................     6,715,668
   Administration fees...................................................................................       569,735
   Distribution fees.....................................................................................     3,694,668
   Directors' fees.......................................................................................        58,353
   Custodian fees........................................................................................       177,290
   Transfer agent fees...................................................................................     1,589,637
   Legal.................................................................................................        54,300
   Audit.................................................................................................        32,354
   SEC registration fees.................................................................................       131,836
   Blue sky registration fees............................................................................       114,309
   Insurance.............................................................................................        24,231
   Printing and postage..................................................................................       241,140
   Miscellaneous.........................................................................................        36,324
                                                                                                           ------------
      TOTAL EXPENSES.....................................................................................    13,439,845
   Waiver of advisory fees...............................................................................      (423,905)
                                                                                                           ------------
      NET EXPENSES.......................................................................................    13,015,940
                                                                                                           ------------
NET INVESTMENT INCOME....................................................................................    88,952,853
NET REALIZED LOSS ON INVESTMENTS.........................................................................          (674)
                                                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................................  $ 88,952,179
                                                                                                           ============















                 See accompanying notes to financial statements



                                                      THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                  Statements of Changes in Net Assets

                                                                                 For the Year             For the Year
                                                                                    Ended                    Ended
                                                                               December 31, 1998       December 31, 1997
                                                                               -----------------       -----------------

Increase in Net Assets:
   Operations:
      Net investment income................................................     $   88,952,853          $    69,288,675
      Net realized loss on investments.....................................               (674)                     (18)
                                                                                --------------          ---------------
      Net increase in net assets resulting from operations.................         88,952,179               69,288,657
                                                                                --------------          ---------------
   Dividends to shareholders from:
      Net investment income ($.0482 and $.0485 per share,
        respectively)......................................................        (88,952,853)             (69,288,675)
                                                                                --------------          ---------------
   Total dividends to shareholders.........................................        (88,952,853)             (69,288,675)
                                                                                --------------          ---------------
   Capital Stock Transactions:
      Proceeds from sale of capital shares.................................      8,663,466,410            6,757,471,254
      Value of shares issued in reinvestment of dividends..................         85,552,716               68,375,264
      Cost of shares repurchased...........................................     (8,274,797,889)          (6,496,879,767)
                                                                                --------------          ---------------
      Increase in net assets derived from capital stock
        transactions.......................................................        474,221,237              328,966,751
                                                                                --------------          ---------------
   Total increase in assets................................................        474,220,563              328,966,733
                                                                                --------------          ---------------
Net Assets:
   Beginning of year.......................................................      1,563,288,148            1,234,321,415
                                                                                --------------          ---------------
   End of year.............................................................     $2,037,508,711          $ 1,563,288,148
                                                                                ==============          ===============


















                 See accompanying notes to financial statements

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                         Financial Highlights
                                              (for a share outstanding through each year)

                                                     For the         For the       For the         For the        For the
                                                   Year Ended      Year Ended     Year Ended     Year Ended     Year Ended
                                                  December 31,    December 31,   December 31,   December 31,   December 31,
                                                     1998            1997           1996           1995           1994
                                                  ------------    ------------   ------------   ------------   ------------
 Net Asset Value, Beginning of Year.............   $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                   ----------     ----------      ----------     ----------     ----------
 Income From Investment Operations:
   Net Investment Income........................        .0482          .0485           .0468          .0515          .0343
   Net Realized Gain on Investments.............           --             --              --             --            --
                                                   ----------     ----------      ----------     ----------     ----------
     Total From Investment Operations...........        .0482          .0485           .0468          .0515          .0343
                                                   ----------     ----------      ----------     ----------     ----------
 Less Distributions:
   Dividend to Shareholders from Net
     Investment Income..........................       (.0482)        (.0485)         (.0468)        (.0515)        (.0343)
   Dividend to Shareholders from Net Realized
     Gain.......................................           --             --              --             --             --
                                                   ----------     ----------      ----------     ----------     ----------
       Total Distributions......................       (.0482)        (.0485)         (.0468)        (.0515)        (.0343)
                                                   ----------     ----------      ----------     ----------     ----------
 Net Asset Value, End of Year...................   $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                   ==========     ==========      ==========     ==========     ==========
 Total Return...................................       4.93%          4.96%           4.78%          5.28%          3.48%
 Ratio/Supplement Data:
   Net Assets, End of Year (in thousands).......   $2,037,509     $1,563,288      $1,234,321     $1,009,370     $677,177
     Ratio of Expenses to Average Daily Net
       Assets...................................        .70%(a)        .74%(a)         .77%(a)        .80%(a)        .80%(a)
     Ratio of Net Investment Income to
       Average Daily Net Assets.................       4.82%(a)       4.87%(a)        4.68%(a)       5.15%(a)       3.39%(a)

----------------

(a) During the year a portion of the Advisory and/or Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .73%, .75%, .78%, .81%, and .83%, respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.79%, 4.85%, 4.67%, 5.14%, and 3.36%, respectively.








                 See accompanying notes to financial statements

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                          Notes To Financial Statements
                                December 31, 1998

NOTE  1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

     A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     C) DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     D) FEDERAL INCOME TAXES--The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

     E) REPURCHASE AGREEMENTS--Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                   Notes To Financial Statements - (Continued)
                                December 31, 1998

NOTE 2--INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

     The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management, L.P. and distribution and transfer agency agreements with Bradford.

     For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion and .29% of the Fund's average daily net assets in excess of $2 billion. For the year ended December 31, 1998, such waiver amounted to $423,905. Advisory fees, before such waiver amounted to $6,715,668 for the year ended December 31, 1998.

     For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess $700 million. Such fees amounted to $569,735 for the year ended December 31, 1998.

     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $3,694,668 for the year ended December 31, 1998.

     For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $1,589,637 for the year ended December 31, 1998.

                                                       THE BRADFORD FUNDS, INC.

                                                       The Bradford Money Fund

                                               Notes To Financial Statements - (Concluded)
                                                           December 31, 1998
NOTE 3--CAPITAL STOCK

         Transactions in capital stock of the Fund were as follows:

                                                                              For the Year Ended        For the Year Ended
                                                                              December 31, 1998         December 31, 1997
                                                                              -----------------         -----------------
 Shares sold...............................................................      8,663,466,410            6,757,471,254
 Shares issued in connection with reinvestment of dividends from
   net investment income...................................................         85,552,716               68,375,264
 Shares redeemed...........................................................     (8,274,797,889)          (6,496,879,767)
                                                                                --------------           --------------
 Net increase..............................................................        474,221,237              328,966,751
                                                                                ==============           ==============

NOTE 4--NET ASSETS

   Net assets consisted of the following:
                                                                              December 31, 1998         December 31, 1997
                                                                              -----------------         -----------------
 Capital stock, at par.....................................................     $    2,037,524           $    1,563,302
 Paid-in capital in excess of par..........................................      2,035,486,219            1,561,739,204
 Net accumulated realized capital loss.....................................            (15,032)                 (14,358)
                                                                                --------------           --------------
                                                                                $2,037,508,711           $1,563,288,148
                                                                                ==============           ==============

                          INDEPENDENT AUDITORS' REPORT

Shareholders and Board of Directors
The Bradford Funds, Inc.
The Bradford Money Fund

     We have audited the accompanying statement of net assets of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1998 and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1998, the results of its operations, changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP


Nashville, Tennessee
January 16, 1999

     THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ANY PERFORMANCE INFORMATION QUOTED REPRESENTS PAST PERFORMANCE WHICH, OF COURSE, IS NO GUARANTEE OF FUTURE PERFORMANCE.



                               Board of Directors
                               ------------------
                             Allan L. Erb, Chairman
                              Douglas C. Altenbern
                                William H. Carter
                              Richard W. Hanselman
                                 Edward J. Roach
                                 Michael R. Shea
                                William T. Spitz

                                    Officers
                                    --------
                                  Allan L. Erb
                                    President
                               Randall R. Harness
                             Secretary and Treasurer
                                 Judy K. Abroms
                                 Vice President
                                 Micheal R. Shea
                                 Vice President
                               R. Patrick Shepherd
                                 Vice President

                               Investment Adviser
                               ------------------
                        Bradford Capital Management, Ltd.
                               330 Commerce Street
                           Nashville, Tennessee 37201

                                  Administrator
                                  -------------
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020

                         Transfer Agent and Distributor
                         ------------------------------
                             J.C. Bradford & Co. LLC
                               330 Commerce Street
                           Nashville, Tennessee 37201

                                                                             THE
                                                                        BRADFORD
                                                                           MONEY
                                                                            FUND



                         Annual Report to Shareholders
                               December 31, 1998














                               [GRAPHIC OMITTED]

                         Members New York Stock Exchange